DERIVATIVE INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value of Derivative Contracts
The fair value of derivative contracts in the unaudited consolidated balance sheets at June 30, 2019 and December 31, 2018 were as follows:

	Other accounts receivable and prepaid expenses	Other accounts payable and accrued expenses
	June 30, 2019
Derivatives designated as hedging instruments
Currency forward contracts	$545	$-
Derivatives not designated as hedging instruments
Currency forward and option contracts	$54	$139

Total derivatives	$599	$139

	Other accounts receivable and prepaid expenses	Other accounts payable and accrued expenses
	December 31, 2018
Derivatives designated as hedging instruments
Currency forward contracts	$3	$587
Derivatives not designated as hedging instruments
Currency forward and option contracts	$2	$446

Total derivatives	$5	$1,033

Schedule of Notional Amounts of Outstanding Derivative Contracts
The notional amounts of outstanding derivative contracts in U.S. dollars at June 30, 2019 and December 31, 2018 were as follows:

	December 31, 2018	June 30, 2019
Derivatives designated as hedging instruments
Currency forward contracts	$37,398	$18,757
Derivatives not designated as hedging instruments
Currency forward and option contracts	$21,882	$29,209

Total derivatives	$59,280	$47,966

Schedule of Derivative Contracts on Unaudited Consolidated Statements of Operations
The effect of derivative contracts on the unaudited consolidated statements of operations for the six months ended June 30, 2019 and 2018 was as follows:

	Six months ended June 30,
	2018	2019

Operating income (expenses)	$(262)	$85
Financial income (expenses)	$1,076	$(559)